Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net (Loss)	$ (4,506,044)	$ (26,744,440)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	149,147	25,163
Goodwill impairment	0	18,326,719
Foreign exchange	0	548
Debt release	0	(10,852)
Accounts receivable	(594,141)	(524,486)
Inventory	(2,365,549)	42,983
Prepaid expenses	(21,143)	82,846
Accounts payable and accrued expenses	(1,364,134)	3,359,141
Deferred tax liability	0	3,628
Income tax payable	(73,247)	238,679
Interest payable	0	(48,287)
Net Cash Flows (Used In) Operating Activities	(8,775,111)	(5,248,358)
Cash Flows From Investing Activities:
Reduction in Right-of-use asset	131,949	33,379
Nora Pharma acquisition	0	(14,346,637)
Cash from Nora Pharma acquisition	0	(1,135)
Purchase of intangible assets	(705,848)	(111,015)
Purchase of equipment	(82,251)	(193,982)
Net Cash Flows (Used In) Investing Activities	(656,150)	(14,619,390)
Cash Flows From Financing Activities:
Sale of common stock in private placements	4,089,218	30,367,185
Exercise of warrants	3,502	13,193,177
Purchase of treasury stock	(541,143)	(99,000)
Lease liability	(125,990)	(31,924)
Advances to Nora Pharma - pre acquisition	0	(2,064,331)
Payments of notes payable	0	(1,900,000)
Net Cash Flows Provided by Financing Activities	3,425,587	39,465,107
Cash and Cash Equivalents at Beginning of Period	21,826,437	2,045,167
Net increase (decrease) in cash and cash equivalents	(6,005,674)	19,597,359
Effect of exchange rate changes on cash	(62,674)	(1,075)
Foreign currency translation adjustment	534,258	184,986
Cash and Cash Equivalents at End of Period	16,292,347	21,826,437
Supplementary Disclosure of Cash Flow Information:
Cash paid for interest	0	48,287
Stock issued for acquisition of Nora Pharma	$ 0	$ 4,514,000